Basis of preparation - Summary of Consolidated Impacts on Financial Assets and Liabilities Resulting from Adoption of IFRS 9 (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Current assets
Trade and other receivables	$ 5,746	$ 4,869	$ 4,972
Non-current assets
Trade and other receivables	5,492	5,156	5,175
Deferred income taxes	2,680	3,560	3,438
Others	2,917	3,061	3,084
Current liabilities
Finance debt		7,002	7,001
Others		2,501	2,508
Non-current liabilities
Finance debt	80,508	102,286	102,045
Equity
Accumulated other comprehensive (deficit)	(94,785)	(81,442)	(81,422)
Retained earnings		(222)
Non-controlling interests	1,631	1,685	1,700
Total	1,136	1,949	1,771
Brazil member
Equity
Total	$ 1,136	1,340
Foreign countries [member]
Equity
Total		609
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Current assets
Trade and other receivables		(103)
Non-current assets
Trade and other receivables		(19)
Deferred income taxes		122
Others		(23)
Current liabilities
Finance debt		1
Others		(7)
Non-current liabilities
Finance debt		241
Equity
Accumulated other comprehensive (deficit)		(20)
Retained earnings		(222)
Non-controlling interests		(15)
In accordance with IFRS 9 [member]
Equity
Trading securities		1,276
Available-for-sale securities		622
Held-to-maturity securities		51
Total		1,949
In accordance with IFRS 9 [member] | Brazil member
Equity
Trading securities		1,276
Available-for-sale securities		13
Held-to-maturity securities		51
Total		1,340
In accordance with IFRS 9 [member] | Foreign countries [member]
Equity
Available-for-sale securities		609
Total		$ 609
International Accounting Standards Thirty Nine [member]
Equity
Trading securities			1,067
Available-for-sale securities			762
Held-to-maturity securities			120
Total			1,949
International Accounting Standards Thirty Nine [member] | Brazil member
Equity
Trading securities			1,067
Available-for-sale securities			153
Held-to-maturity securities			120
Total			1,340
International Accounting Standards Thirty Nine [member] | Foreign countries [member]
Equity
Available-for-sale securities			609
Total			$ 609